CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Redeemable Noncontrolling Interests	IAC	Common Stock	Common Stock Class B convertible common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interests
Balance at the beginning of the period at Dec. 31, 2010		$ 59,869
Balance at the beginning of the period at Dec. 31, 2010	2,050,068		2,050,068	226	16	11,047,884	(652,018)	17,546	(8,363,586)	0
Balance at the beginning of the period (in shares) at Dec. 31, 2010				225,874	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) for the year	171,816		174,233				174,233			(2,417)
Net earnings (loss) for the year		(239)
Other comprehensive loss, net of tax	(35,258)		(29,989)					(29,989)		(5,269)
Other comprehensive loss, net of tax		(2,968)
Noncontrolling interests related to acquisitions	64,831	36,656								64,831
Purchase of noncontrolling interests		(37,917)
Non-cash compensation expense	87,774		86,725			86,725				1,049
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	(56,736)		(56,736)	(5)		(56,731)
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)				5,010
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	28,363		28,363			28,363
Issuance of common stock upon the exercise of warrants	76,042		76,042	3		76,039
Issuance of common stock upon the exercise of warrants (in shares)				3,217
Dividends	(14,399)		(11,296)			(11,296)				(3,103)
Purchase of treasury stock	(518,637)		(518,637)						(518,637)
Purchase of redeemable noncontrolling interests		(5,779)
Adjustment of redeemable noncontrolling interests to fair value	(4,273)	4,273	(4,273)			(4,273)
Other		(3,546)
Other	(2,923)		(2,923)						(2,923)
Balance at the end of the period at Dec. 31, 2011	1,960,140		1,905,049	234	16	11,280,173	(477,785)	(12,443)	(8,885,146)	55,091
Balance at the end of the period at Dec. 31, 2011		50,349
Balance at the end of the period (in shares) at Dec. 31, 2011				234,101	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) for the year	161,914		159,266				159,266			2,648
Net earnings (loss) for the year		(1,118)
Other comprehensive loss, net of tax	(19,322)		(19,726)					(19,726)		404
Other comprehensive loss, net of tax		207
Non-cash compensation expense	85,625		82,807			82,807				2,818
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	(16,498)		(16,498)	(5)		(16,503)
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)				5,153
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	49,967		49,967			49,967
Issuance of common stock upon the exercise of warrants	284,111		284,111	12		284,099
Issuance of common stock upon the exercise of warrants (in shares)				11,728
Dividends	(68,901)		(68,901)			(68,901)
Purchase of treasury stock	(716,072)		(716,072)						(716,072)
Purchase of redeemable noncontrolling interests		(2,955)
Adjustment of redeemable noncontrolling interests to fair value	(4,275)	4,275	(4,275)			(4,275)
Transfer from noncontrolling interests to redeemable noncontrolling interests	(10,049)	10,049								(10,049)
Other		(2,681)
Other	995									995
Balance at the end of the period at Dec. 31, 2012	1,707,635		1,655,728	251	16	11,607,367	(318,519)	(32,169)	(9,601,218)	51,907
Balance at the end of the period at Dec. 31, 2012	58,126	58,126
Balance at the end of the period (in shares) at Dec. 31, 2012				250,982	16,157
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings	286,989		285,784				285,784			1,205
Net earnings (loss) for the year		(3,264)
Other comprehensive loss, net of tax	20,490		19,123					19,123		1,367
Other comprehensive loss, net of tax		2,305
Purchase of noncontrolling interests	(12,371)	(55,576)								(12,371)
Non-cash compensation expense	53,005		51,883			51,883				1,122
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	(9,897)		(9,897)			(9,899)			2
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	30,986		30,986			30,986
Dividends	(77,830)		(77,830)			(77,830)
Purchase of treasury stock	(229,101)		(229,101)						(229,101)
Adjustment of redeemable noncontrolling interests to fair value	(40,638)	40,638	(42,947)			(42,947)				2,309
Transfer from noncontrolling interests to redeemable noncontrolling interests	(2,874)	2,874								(2,874)
Other		(2,242)
Other	3,007		3,007			3,007
Balance at the end of the period at Dec. 31, 2013	1,729,401		1,686,736	251	16	11,562,567	(32,735)	(13,046)	(9,830,317)	42,665
Balance at the end of the period at Dec. 31, 2013	$ 42,861	$ 42,861
Balance at the end of the period (in shares) at Dec. 31, 2013				250,982	16,157